Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Significant Accounting Policies

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Contributions and Contributions Receivable

The contributions are recorded on the accrual method of accounting. Contributions receivable are obligations arising from amounts owed to the Plan from the Employer that have not been included in the Plan's investments at year end.

Distributions to Participants

Distributions to participants are recorded when paid.

Investment Valuation and Income Recognition

All of the Plan’s investments are included in a trust, and are governed by a trust agreement with the Trustee which is held accountable by and reports to the Committee.

Investments, except for the guaranteed investment contract, which is stated at contract value, are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan presents the net change in fair value of common stock, mutual funds and collective trusts, which consists of realized gains or losses, unrealized appreciation (depreciation), and any income or capital gain distributions from such investments, in the accompanying statement of changes in net assets available for benefits.

Under the Fair Value Measurements and Disclosures topic of the Codification, ASC 820, disclosures are required about how fair value is determined for assets and liabilities and a hierarchy for which these assets and liabilities must be grouped is established, based on significant levels of inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included in level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Common Stock

Common stock is valued at the closing price reported on the New York Stock Exchange Composite Listing and is classified within level 1 of the valuation hierarchy.

Mutual Funds

These investments are public investment vehicles valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market.

All security transactions are recorded on the trade date. Gains and losses on the disposal of investments are determined based on the average cost of all securities. Dividend income is recorded on the effective date of a declared dividend. Income from other investments is recorded as earned on an accrual basis.

Administrative expenses for the year ended December 31, 2025 include Trustee and record keeper fees. Fund management fees and administrative fees are charged directly to the Plan.

Self-Directed Brokerage Accounts

Self-directed brokerage accounts include investments in various securities, primarily stocks, bonds, mutual funds and cash and cash equivalents. These investments are valued using quoted prices in active markets.

Collective Trusts

The Plan holds investments in collective trusts which are managed by the fund manager which invest in various underlying investments, including equity securities, fixed income investments, and multi-asset class funds. The fair value of the units of these investments is valued at NAV per unit, as determined by the fund manager. The NAV is used as the practical expedient to estimate fair value. The Collective trusts are direct filing entities.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Below are the Plan’s investments at fair value on a recurring basis by the fair value hierarchy levels described above:

	Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$3,949,176	$—	$3,949,176
Self-directed brokerage account	3,594,939	259,606	3,854,545
Common stock	11,308,083	—	11,308,083
Collective trusts measured at NAV	—	—	297,129,528
Total Investments	$18,852,198	$259,606	$316,241,332

	Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$4,681,752	$—	$4,681,752
Self-directed brokerage account	2,831,772	363,231	3,195,003
Common stock	13,629,295	—	13,629,295
Collective trust measured at NAV	—	—	250,012,620
Total Investments	$21,142,819	$363,231	$271,518,670

Recent Accounting Pronouncements

There were no new or pending Accounting Pronouncements that impacted the Plan in 2025 or 2024, or that are expected to impact the Plan in 2026.